Dreyfus Basic Money Market Fund, Inc.

Incorporated herein by reference is a supplement to the Fund's prospectuses and Statement of Additional Information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2020 (SEC Accession No. 0000885409-20-000011).